Accounting Policies - Reconciliation of carrying amounts fin assets FVPL initial application of IFRS 9 (Detail) - Financial assets at fair value through profit or loss [member] € in Millions	Jan. 01, 2018 EUR (€)
(To) / from Other Assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	€ 0
Reclassification, financial assets	1,466
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	1,466
(To) / From Loans and advances at FVPL [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	(52,730)
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	(52,730)
Non Trading Derivatives Assets [Member] | (To) / from Other Assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	577
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	577
Loans And Advances [Member] | (To) / from Other Assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	4
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	4
Loans And Advances [Member] | (To) / from Trading assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	52,730
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	52,730
Loans And Advances [Member] | (To) / from Loans and advances to customers [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	1,348
Remeasurement, financial assets	31
Carrying amount of assets IFRS 9, financial assets	1,379
Debt securities [member] | (To) / from Other Assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	9
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	9
Debt securities [member] | (To) / from Available-for-sale [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	735
Remeasurement, financial assets	0
Carrying amount of assets IFRS 9, financial assets	735
Debt securities [member] | (To)/ from Amortised cost [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	753
Remeasurement, financial assets	(96)
Carrying amount of assets IFRS 9, financial assets	657
Equity securities [member] | (To) / from Available-for-sale [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	0
Reclassification, financial assets	184
Remeasurement, financial assets	16
Carrying amount of assets IFRS 9, financial assets	€ 200